Insurance and Reinsurance Contract Assets and Liabilities - Insurance Revenue By Transition Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	$ 28,888	$ 26,592
Asia
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	6,965	5,809
Canada
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	9,825	9,296
U.S.
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	12,012	11,403
Corporate and Other
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	86	84
Contracts under the fair value method
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	17,419	16,912
Contracts under the fair value method | Asia
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	2,666	2,629
Contracts under the fair value method | Canada
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	3,343	3,322
Contracts under the fair value method | U.S.
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	11,424	10,975
Contracts under the fair value method | Corporate and Other
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	(14)	(14)
Contracts under the full retrospective method
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	710	692
Contracts under the full retrospective method | Asia
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	490	489
Contracts under the full retrospective method | Canada
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	62	62
Contracts under the full retrospective method | U.S.
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	158	141
Contracts under the full retrospective method | Corporate and Other
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0	0
Other contracts
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	10,759	8,988
Other contracts | Asia
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	3,809	2,691
Other contracts | Canada
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	6,420	5,912
Other contracts | U.S.
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	430	287
Other contracts | Corporate and Other
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	$ 100	$ 98